Cover Page	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Central Index Key	0000910073
Entity Registrant Name	NEW YORK COMMUNITY BANCORP INC
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false
Amendment Description	Amendment No. 1